Schedule of Investments
(unaudited)
July 31, 2024
BlackRock Short Maturity Municipal Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 8.7%
Black Belt Energy Gas District
Series 2021B, RB, 4.00%, 12/01/24 ..... USD 1,250 $ 1,250,472
Series 2022C-1, RB, 5.25%, 12/01/24 .... 630 632,721
Series 2022F, RB, 5.25%, 12/01/24 ..... 2,745 2,757,256
Series 2022C-1, RB, 5.25%, 06/01/25 .... 615 622,080
Series 2023C, RB, 5.50%, 06/01/26 ..... 1,000 1,030,468
Series 2024C, RB, 5.00%, 07/01/27
(a)
.... 935 963,801
Series 2024C, RB, 5.00%, 07/01/28
(a)
.... 1,480 1,539,242
Series 2022E, RB, VRDN 5.00%, 06/01/28
(b)
5,000 5,233,429
Columbia Industrial Development Board, Series
2014A, RB, VRDN, 4.20%, 07/31/24
(b)
.... 23,575 23,575,000
Energy Southeast A Cooperative District
Series 2023B-1, RB, 5.50%, 11/01/26 .... 800 829,193
Series 2024B, RB, 5.00%, 12/01/26 ..... 100 102,681
Series 2023B-1, RB, 5.50%, 05/01/27 .... 1,570 1,640,308
Series 2024B, RB, 5.00%,  06/01/27 ..... 115 118,780
Series 2024B, RB, 5.00%, 12/01/27 ..... 100 103,830
Series 2024B, RB, 5.00%, 06/01/28 ..... 240 250,376
Series 2024B, RB, 5.00%, 12/01/28 ..... 250 261,981
Eutaw Industrial Development Board, Series
1998, RB, VRDN, 4.20%, 07/31/24
(b)
..... 1,600 1,600,000
Southeast Alabama Gas Supply District (The)
Series 2024B, RB, 5.00%, 11/01/24 ..... 815 816,301
Series 2024A, RB, 5.00%, 04/01/25 ..... 3,500 3,527,636
Series 2024B, RB, 5.00%, 05/01/25 ..... 965 970,476
Series 2024B, RB, 5.00%, 05/01/26 ..... 800 810,795
Southeast Energy Authority A Cooperative
District
Series 2023B, RB, ( Royal Bank of Canada
LIQ), 5.00%, 06/01/25 ............ 170 171,430
Series 2023A, RB, 5.00%, 07/01/25 ..... 650 656,442
Series 2023B, RB, (Royal Bank of Canada
LIQ), 5.00%, 06/01/26 ............ 185 188,547
Series 2023B, RB, ( Royal Bank of Canada
LIQ), 5.00%, 06/01/27 ............ 1,000 1,030,573
Series 2022B-1, RB, VRDN
5.00%, 08/01/28
(b)
............... 10,500 10,961,422
61,645,240
Arizona — 0.5%
Arizona Health Facilities Authority
Series 2015B, RB, VRDN 3.86%,  08/01/24,
(SIFMA Municipal Swap Index)
(b)(c)
.... 3,600 3,563,823
3,563,823
California — 2.3%
California Community Choice Financing
Authority, Series 2022A-1, RB,
4.00%, 08/01/24 ................. 350 350,000
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 10,000 10,183,917
Regents of the University of California (The),
TECP, 3.45%, 08/15/24 ............. 3,800 3,799,758
State of California, Series 2021, GO,
5.00%, 12/01/24 ................. 1,190 1,197,953
15,531,628
Colorado — 0.7%
Colorado School of Mines, Series 2022D, RB,
VRDN, 4.48%, 08/01/24, (SIFMA Municipal
Swap Index)
(b)(c)
................. 4,860 4,904,245
Security
Par (000)
Par (000) Value
Connecticut — 2.1%
Connecticut State Health & Educational
Facilities Authority
Series 2024A, RB, 5.00%, 07/01/25 ..... USD 550 $ 559,402
Series 2024A, RB, 5.00%, 07/01/26 ..... 2,050 2,123,604
Series 2017A-2, RB, VRDN
3.36%, 08/07/24
(b)
............... 2,000 2,000,000
State of Connecticut
Series 2013A, GO, VRDN 4.60%, 08/01/24,
(SIFMA Municipal Swap Index)
(b)(c)
.... 4,600 4,622,058
Series 2023B, GO, 5.00%, 08/01/25 ..... 4,575 4,669,680
13,974,744
District of Columbia — 0.0%
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB,
VRDN (Bank of America NA LOC),
3.66%, 08/07/24
(b)(d)(e)
.............. 220 220,000
Florida — 0.8%
County of Escambia, Series 2, RB, VRDN,
3.55%, 07/30/24
(b)
................ 1,700 1,700,000
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28
(a)
................ 1,760 1,859,950
Tender Option Bond Trust Receipts, Series
2024-XG0577, RB, VRDN (Barclays Bank plc
LOC), 3.66%, 08/01/24 (AGM)
(b)(d)(e)
..... 2,215 2,215,000
5,774,950
Georgia — 2.7%
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(b)
3,750 3,751,453
Main Street Natural Gas, Inc.
Series 2023B, RB, 5.00%, 09/01/24 ..... 220 220,174
Series 2023D, RB, 5.00%, 12/01/24 ..... 300 301,071
Series 2023B, RB, 5.00%, 03/01/25 ..... 290 291,820
Series 2024A, RB, 5.00%, 03/01/25 ..... 555 558,482
Series 2023A, RB, 5.00%, 06/01/25 ..... 750 757,236
Series 2023B, RB, 5.00%, 09/01/25 ..... 260 263,150
Series 2024A, RB, 5.00%, 09/01/25 ..... 500 506,058
Series 2024B, RB, 5.00%, 09/01/25 ..... 245 247,969
Series 2023D, RB, 5.00%, 12/01/25 ..... 550 558,656
Series 2024B, RB, 5.00%, 03/01/26 ..... 350 356,257
Series 2024A, RB, 5.00%,  03/01/26 ..... 680 692,157
Series 2019A, RB, 5.00%, 05/15/26 ..... 5,695 5,777,721
Series 2024B, RB, 5.00%, 09/01/26 ..... 200 204,756
Series 2023D, RB, 5.00%, 12/01/26 ..... 1,000 1,027,963
Series 2024B, RB, 5.00%, 03/01/27 ..... 490 504,712
Series 2022B, RB, 5.00%, 06/01/27 ..... 1,750 1,809,900
Series 2024C, RB, 5.00%, 12/01/27 ..... 750 780,261
Series 2024C, RB, 5.00%, 12/01/28 ..... 925 972,919
19,582,715
Hawaii — 0.5%
State of Hawaii, Series EY, GO,
5.00%, 10/01/27 ................. 3,405 3,476,032
Illinois — 2.0%
Chicago Midway International Airport
Series 2024A, RB, AMT, 5.00%,  01/01/25 . 450 452,390
Series 2024A, RB, AMT, 5.00%, 01/01/26 . 1,350 1,375,785
Series 2024A, RB, AMT, 5.00%, 01/01/27 . 1,000 1,031,547
Chicago O'Hare International Airport, Series
2022C, RB, AMT, 5.00%, 01/01/26 ...... 1,400 1,426,273
Illinois Finance Authority
Series 2024, RB, 5.00%, 08/01/25 ...... 325 329,451

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Short Maturity Municipal Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024, RB, 5.00%, 08/01/26 ...... USD 400 $ 410,986
Series 2024, RB, 5.00%, 08/01/27 ...... 425 442,113
Series 2004, RB, VRDN ( BMO Harris Bank
NA LOC), 3.56%, 08/07/24
(b)
........ 1,160 1,160,000
Series 2020C, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 4.05%, 07/31/24
(b)
... 2,000 2,000,000
State of Illinois
Series 2024B, GO, 5.00%, 05/01/25 ..... 1,000 1,012,656
Series 2024B, GO, 5.00%, 05/01/26 ..... 2,300 2,368,619
Series 2024B, GO, 5.00%, 05/01/28 ..... 1,600 1,699,915
13,709,735
Indiana — 3.5%
Indiana Finance Authority
(b)
Series 2010A, RB, AMT, VRDN
4.20%,  09/03/24 ................ 14,500 14,446,715
Series 2008-J, RB, VRDN (Barclays Bank
plc LOC), 4.00%, 07/31/24 ......... 2,665 2,665,000
Series 2021B, RB, VRDN 3.91%, 08/01/24,
(SIFMA Municipal Swap Index)
(c)
..... 880 872,550
Tender Option Bond Trust Receipts, Series
2016-XL0019, RB, VRDN (Barclays Bank plc
LIQ), 3.76%, 08/01/24
(b)(d)(e)
.......... 6,000 6,000,000
23,984,265
Iowa — 12.0%
County of Louisa, Series 1994, RB, VRDN,
3.63%, 08/07/24
(b)
................ 10,000 10,000,000
Iowa Finance Authority
(b)
Series 2016A, RB, VRDN 3.56%, 08/07/24 11,885 11,885,000
Series 2021, RB, VRDN (Korea
Development Bank LOC),
3.80%, 08/01/24
(e)
............... 29,600 29,600,000
Series 2021, RB, AMT, VRDN ( Citibank NA
LOC), 3.88%, 04/01/26 ............ 7,000 7,000,785
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(b)
................ 24,140 24,667,974
83,153,759
Kansas — 1.9%
City of Burlington
(b)
Series 2007A, RB, VRDN 3.94%, 08/07/24 4,000 4,000,000
Series 2007B, RB, VRDN 3.94%, 08/07/24 9,000 9,000,000
13,000,000
Kentucky — 5.9%
County of Meade
(b)
Series 2021A-1, RB, AMT, VRDN
4.70%, 07/31/24 ................ 18,200 18,200,000
Series 2021B-1, RB, VRDN 4.80%, 07/31/24 7,705 7,705,000
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018-XG0161,
RB, VRDN (Bank of America NA LOC),
3.64%, 08/07/24 (AGM)
(b)(d)(e)
......... 500 500,000
Kentucky Public Energy Authority
Series 2024A, RB, 5.00%, 07/01/25 ..... 315 317,940
Series 2024B, RB, 5.00%, 08/01/25 ..... 375 378,973
Series 2024A, RB, 5.00%, 07/01/26 ..... 375 382,425
Series 2024A, RB, 5.00%,  07/01/27 ..... 425 437,944
Series 2024B, RB, 5.00%, 08/01/27 ..... 865 891,269
Series 2023A-1, RB, 5.00%, 08/01/28 .... 490 508,739
Series 2024B, RB, 5.00%, 08/01/28 ..... 920 955,175
Series 2018C-1, RB, VRDN
4.00%, 06/01/25
(b)
............... 4,000 4,005,096
Security
Par (000)
Par (000) Value
Kentucky (continued)
Kentucky State Property & Building Commission
Series A, RB, 5.00%, 11/01/24 ......... USD 300 $ 301,345
Series 2024B, RB, 5.00%, 11/01/25 ..... 5,250 5,377,835
Series A, RB, 5.00%, 11/01/25 ......... 375 383,908
40,345,649
Louisiana — 4.4%
(b)
Lake Charles Harbor & Terminal District, Series
2021, RB, AMT, VRDN, 1.00%, 12/01/24 .. 4,325 4,287,395
Parish of St James, Series 2010B-1, RB,
VRDN, 3.68%, 08/07/24 ............ 26,500 26,500,000
30,787,395
Maryland — 0.6%
County of Montgomery, TECP, 3.65%, 09/05/24 4,000 4,000,316
Massachusetts — 0.1%
Town of Sharon, GO, 4.50%, 02/27/25 ..... 1,000 1,009,420
Michigan — 0.4%
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,242,194
Walled Lake Consolidated School District
Series 2024, GO, 5.00%, 05/01/25 (Q-SBLF) 405 410,976
Series 2024, GO, 5.00%, 05/01/26 (Q-SBLF) 475 491,646
2,144,816
Minnesota — 0.5%
City of Minneapolis, Series 2009, RB,
VRDN (Wells Fargo Bank NA SBPA),
3.55%, 08/01/24
(b)
................ 1,000 1,000,000
Minneapolis-St Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28
(a)
................ 2,850 2,985,703
3,985,703
Mississippi — 0.6%
Mississippi Business Finance Corp., Series
2011D, RB, VRDN, 4.00%, 07/31/24
(b)
.... 4,100 4,100,000
Missouri — 0.3%
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN (Royal Bank of Canada LOC),
3.66%, 08/01/24
(b)(d)(e)
.............. 2,000 2,000,000
Nebraska — 3.1%
County of Douglas, Series 2021B, RB, VRDN,
4.14%, 08/01/24, (SIFMA Municipal Swap
Index)
(b)(c)
..................... 3,400 3,368,722
Lincoln Nebraska Electric, TECP,
3.55%, 08/15/24 ................. 10,350 10,350,567
Omaha Public Power District, TECP,
3.70%, 10/08/24 ................. 7,400 7,403,062
21,122,351
New Hampshire — 3.1%
(b)
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.50%, 07/01/25 ................. 15,000 14,999,885
New Hampshire Housing Finance Authority,
Series 2024D, RB, VRDN, 3.58%, 07/01/25
(GNMA/FNMA/FHLMC) ............ 5,950 5,965,561
20,965,446

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Short Maturity Municipal Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 5.8%
Borough of Pompton Lakes, GO,
4.50%, 06/06/25 ................. USD 700 $ 709,211
Borough of Waldwick, GO, 5.00%, 10/10/24 .. 1,114 1,116,698
Essex County Improvement Authority, Series
2024, RB, 5.00%, 06/18/25 (GTD) ...... 8,295 8,420,684
Jersey City Municipal Utilities Authority, Series
2024B, RB, 5.00%, 05/01/25 (GTD) ..... 3,550 3,590,178
New Jersey Economic Development Authority
Series 2019GGG, RB, 5.25%, 09/01/24
(e)
.. 7,600 7,611,001
Series 2005N-1, RB, 5.50%,  09/01/24
(AMBAC) ..................... 1,460 1,462,644
Series B, RB, 5.00%, 11/01/24 ......... 1,010 1,014,368
New Jersey Higher Education Student
Assistance Authority
Series 2022A, RB, 5.00%, 12/01/24 ..... 500 502,017
Series 2024B, RB, AMT, 5.00%,  12/01/27 . 1,600 1,662,257
New Jersey Sports & Exposition Authority,
Series 2018A, RB, 5.00%, 09/01/24 ..... 3,165 3,168,933
New Jersey Transportation Trust Fund Authority,
Series 2018A, RB, 5.00%, 12/15/24 ..... 1,000 1,006,620
Township of Bordentown, GO, 4.50%, 04/01/25 1,000 1,010,282
Township of Cranford, GO, 5.00%, 08/22/24 . 1,940 1,941,410
Township of Egg Harbor, GO, 4.00%, 08/07/25
(a)
900 905,679
Township of Little Falls, GO, 5.00%, 12/13/24 . 1,530 1,536,829
Township of Montville, GO, 5.00%, 11/06/24 . 1,300 1,304,616
Township of Pemberton, GO, 4.50%, 05/27/25 3,477 3,507,267
Township of Voorhees, Series 2023A, GO,
5.00%, 09/25/24 ................. 1,000 1,002,858
41,473,552
New Mexico — 0.3%
City of Las Cruces, Series 2023, GO,
5.00%, 08/01/24 ................. 1,630 1,630,000
New Mexico Mortgage Finance Authority, Series
2023, RB, VRDN, 5.00%, 09/01/25 (HUD
SECT 8)
(b)
..................... 970 979,628
2,609,628
New York — 10.0%
Albany Industrial Development Agency, Series
2002A, RB, VRDN, 3.72%, 08/01/24
(b)
.... 600 600,000
City of New York
(b)
Series B-4, GO, VRDN ( Barclays Bank plc
SBPA), 4.02%, 07/30/24 ........... 2,500 2,500,000
Series B-5, GO, VRDN (Barclays Bank plc
SBPA), 4.02%, 07/31/24 ........... 500 500,000
Hempstead Town Local Development Corp.,
Series 2021A, RB, 5.00%, 07/01/25 ..... 520 529,184
Lafayette Central School District, Series 2024,
GO, 4.50%, 06/20/25 (SAW) ......... 1,000 1,015,171
Metropolitan Transportation Authority, Series
2008A-2A, RB, VRDN (TD Bank NA LOC),
4.05%, 07/30/24
(b)
................ 1,800 1,800,000
Monroe County Industrial Development Corp.,
Series 2023B-1, RB, VRDN, 5.00%, 07/01/27
(HUD SECT 8)
(b)
................. 4,000 4,177,089
New York City Housing Development Corp.,
Series 2021G, RB, 0.45%, 11/01/25 (FHA) . 1,560 1,493,047
New York City Municipal Water Finance
Authority
(b)
Series 2009BB-2, RB, VRDN (UBS AG
SBPA), 4.00%, 07/30/24 ........... 7,400 7,400,000
Series DD-1, RB, VRDN (TD Bank NA
SBPA), 4.05%, 07/30/24 ........... 100 100,000
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023, Sub-Series B-1, RB,
VRDN (Mizuho Bank Ltd. SBPA),
4.02%, 07/31/24 ................ USD 1,100 $ 1,100,000
Series 2015BB-4, RB, VRDN (Barclays Bank
plc SBPA), 4.02%, 07/31/24 ........ 8,700 8,700,000
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,857,579
Palmyra Macedon Central School District, GO,
4.50%, 06/17/25 (SAW) ............ 4,320 4,363,305
Schodack Central School District, GO,
4.00%, 07/15/25 (SAW)
(a)
........... 1,200 1,206,197
Town of New Paltz, Series 2023C, GO,
5.00%, 10/04/24 ................. 3,237 3,244,284
Town of Ossining, GO, 4.50%, 08/01/25
(a)
... 3,536 3,585,092
Triborough Bridge & Tunnel Authority, Series
2022E-2A, RB, VRDN, 4.62%, 08/01/24 ,(1-
day SOFR + 1.05%)
(b)(c)
............. 11,000 11,002,667
Union Endicott Central School District, GO,
4.50%, 06/27/25 (SAW) ............ 4,800 4,845,731
Village of Ossining, GO, 5.00%, 09/20/24 ... 1,873 1,877,577
Webutuck Central School District, GO,
4.50%, 06/20/25 (SAW) ............ 4,700 4,749,688
67,646,611
North Carolina — 0.7%
North Carolina Capital Facilities Finance
Agency, Series 2010-A, RB, VRDN,
3.90%, 09/03/24
(b)
................ 5,000 4,983,622
North Dakota — 0.6%
North Dakota Housing Finance Agency, Series
2015E, RB, VRDN (TD Bank NA SBPA),
3.60%, 08/01/24
(b)
................ 4,000 4,000,000
Ohio — 1.6%
(b)
County of Franklin, Series 2022B, RB,
VRDN (JPMorgan Chase Bank NA SBPA),
4.05%, 07/31/24 ................. 5,000 5,000,000
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 3.84%, 08/01/24,
(SIFMA Municipal Swap Index)
(c)
....... 6,500 6,386,852
11,386,852
Oklahoma — 0.1%
Oklahoma Industries Authority, Series 2024,
RB, 5.00%, 04/01/26 .............. 400 412,387
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/25 (BAM) .......... 300 304,956
717,343
Oregon — 0.3%
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
4.05%, 07/30/24
(b)
................ 1,850 1,850,000
Pennsylvania — 2.3%
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series
D, RB, VRDN, 4.19%, 08/01/24, (SIFMA
Municipal Swap Index)
(b)(c)
........... 1,000 998,514
General Authority of Southcentral Pennsylvania,
Series 2015, RB, 5.00%, 12/01/25 ...... 1,530 1,567,728
Northampton County General Purpose
Authority, Series 2000B, RB, VRDN (TD
Bank NA SBPA), 3.51%, 08/01/24
(b)
..... 1,820 1,820,000

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Short Maturity Municipal Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority
(b)
Series 2019A, RB, AMT, VRDN
4.10%, 10/15/24 ................ USD 6,000 $ 5,950,833
Series 2019B-2, RB, AMT, VRDN
4.15%, 01/15/25 ................ 480 479,328
Pennsylvania Turnpike Commission, Series
2023B, RB, VRDN (TD Bank NA LOC),
3.65%, 08/01/24
(b)
................ 4,400 4,400,000
Philadelphia Gas Works Co., Series 14, RB,
5.00%, 10/01/24 ................. 1,000 1,002,422
16,218,825
South Carolina — 1.5%
South Carolina Public Service Authority
Series 2024A, RB, 5.00%, 12/01/26 ..... 675 703,525
Series 2024A, RB, 5.00%, 12/01/27 ..... 485 514,160
Series 2024A, RB, 5.00%, 12/01/28 ..... 485 521,747
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN (Barclays
Bank plc LIQ), 3.73%, 08/01/24 (BAM-
TCRS)
(b)(d)(e)
.................... 1,000 1,000,000
South Carolina State Housing Finance &
Development Authority, Series 2020, RB,
VRDN (Federal Home Loan Bank LOC),
3.75%, 08/01/24
(b)
................ 7,400 7,400,000
10,139,432
Tennessee — 4.3%
Tennergy Corp.
Series 2022A, RB, 5.25%, 12/01/24 ..... 575 576,155
Series 2022A, RB, 5.25%, 12/01/25 ..... 575 580,571
Series 2024A, RB, 5.00%, 06/01/28 ..... 210 219,123
Series 2024A, RB, 5.00%, 06/01/29 ..... 625 659,325
Series 2019A, RB, VRDN (Royal Bank of
Canada LIQ), 5.00%, 10/01/24
(b)
..... 4,465 4,471,909
Tennessee Energy Acquisition Corp.
Series 2006A, RB, 5.25%, 09/01/24 ..... 8,985 8,994,100
Series 2006A, RB, 5.25%, 09/01/26 ..... 3,355 3,430,022
Series 2006B, RB, 5.63%, 09/01/26 ..... 5,925 6,133,786
Series 2023A-1, RB, VRDN
5.00%, 05/01/28
(b)
............... 5,000 5,179,025
30,244,016
Texas — 10.0%
Board of Regents of the University of Texas
System
TECP, 3.45%, 09/20/24 ............. 4,000 4,000,595
TECP, 3.59%,  09/24/24 ............. 5,000 5,000,698
TECP, 3.48%, 10/18/24 ............. 2,300 2,300,785
TECP, 3.60%, 10/29/24 ............. 3,500 3,501,586
Bowie County Industrial Development Corp.,
Series 1985, RB, VRDN (JPMorgan Chase
Bank NA LOC), 4.05%, 07/31/24
(b)
...... 2,500 2,500,000
City of Austin TX, 3.55%, 12/05/24 ....... 5,000 5,003,199
City of Galveston
(a)
Series 2024A, RB, AMT, 5.00%, 08/01/26 . 625 637,888
Series 2024A, RB, AMT, 5.00%, 08/01/27 . 650 670,115
Series 2024A, RB, AMT, 5.00%, 08/01/28 . 725 753,579
City of San Antonio Electric & Gas Systems,
TECP, 3.75%, 09/20/24 ............. 12,000 12,002,618
Dallas Fort Worth International Airport
3.90%, 08/05/24 .................. 3,000 3,000,077
4.00%,  08/07/24 .................. 10,000 10,000,174
Security
Par (000)
Par (000) Value
Texas (continued)
El Paso Electric Co.
TECP, 3.90%, 09/10/24 ............. USD 3,200 $ 3,200,468
TECP, 3.90%, 09/17/24 ............. 3,200 3,200,559
Port of Arthur Navigation District Industrial
Development Corp., Series 2011, RB, VRDN,
3.55%, 08/07/24
(b)
................ 3,000 3,000,000
Tarrant County Cultural Education Facilities
Finance Corp., Series 2024B, RB,
5.00%, 07/01/26 ................. 875 903,654
Texas Municipal Gas Acquisition & Supply
Corp. III
Series 2021, RB, 5.00%, 12/15/25 ...... 4,690 4,764,123
Series 2021, RB, 5.00%, 12/15/26 ...... 1,850 1,898,838
Texas Municipal Gas Acquisition & Supply Corp.
IV, Series 2023A, RB, 5.25%, 01/01/25 ... 970 975,467
Texas State University System, Series 2024,
RB, 5.00%, 03/15/25 .............. 2,755 2,789,786
70,104,209
Virginia — 1.6%
Virginia Commonwealth University Health
System Authority, Series 2024B, RB, VRDN
(TD Bank NA LOC), 4.05%, 07/30/24
(b)
... 10,000 10,000,000
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28
(a)
.... 1,090 1,157,168
11,157,168
Washington — 2.5%
(b)
State of Washington
Series R-2024C, GO, 5.00%, 08/01/24 ... 8,000 8,000,000
Series R-2024C, GO, 5.00%,  08/01/25 ... 8,000 8,166,084
Washington Health Care Facilities
Authority, Series 2019B-2, RB, VRDN,
5.00%, 08/01/25
(b)
................ 800 808,719
16,974,803
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(b)
1,000 990,104
Wisconsin — 3.9%
(a)
State of Wisconsin
Series 2022A, GO, VRDN 4.03%, 08/01/24,
(SIFMA Municipal Swap Index)
(b)(c)
.... 17,905 17,788,532
Series 2024-2, GO, 5.00%, 05/01/26
(a)
... 7,000 7,247,331
Wisconsin Health & Educational Facilities
Authority, Series 2018C-2, RB, VRDN,
3.79%, 08/01/24, (SIFMA Municipal Swap
Index)
(b)(c)
..................... 2,000 1,944,242
26,980,105
Total Long-Term Investments — 102.3%
(Cost: $708,929,947) .............................. 710,458,502

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Short Maturity Municipal Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 3.49%
(f)(g)
......... 93,168 $ 93,177
Total Short-Term Securities — 0.0%
(Cost: $93,177) ................................. 93,177
Total Investments — 102.3%
(Cost: $709,023,124 ) .............................. 710,551,679
Liabilities in Excess of Other Assets — (2.3)% ............. (15,689,142)
Net Assets — 100.0% ...............................
$ 694,862,537
(a)
When-issued security.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 91,129 $ 2,048
(a)
$ — $ — $ — $ 93,177 93,168 $ 34,441 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Short Maturity Municipal Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 710,458,502 $ — $ 710,458,502
Short-Term Securities
Money Market Funds ...................................... 93,177 — — 93,177
$ 93,177 $ 710,458,502 $ — $ 710,551,679
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS
Build America Mutual Assurance Co. - Transferable Custodial
Receipts
GO General Obligation Bonds
GTD Guaranteed
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SOFR Secured Overnight Financing Rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes